Supplement dated June 1, 2018

to the Statement of Additional Information (“SAI”)

dated May 1, 2018, as supplemented, for the following Funds:

Funds

COLUMBIA ACORN TRUST

Columbia Acorn® Fund

Columbia Acorn International®

Columbia Acorn USA®

Columbia Acorn International SelectSM

Columbia Acorn SelectSM

Columbia Thermostat FundSM

Columbia Acorn Emerging Markets FundSM

Columbia Acorn European FundSM

1.	Effective immediately, all references in the SAI to the portfolio managers of Columbia Thermostat Fund are hereby revised to reflect that the Fund’s portfolio managers as of May 24, 2018 are Anwiti Bahuguna, Ph.D. and Joshua Kutin, CFA. Also effective immediately, the SAI is hereby supplemented as follows:

•	The following information is added to the table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Portfolio Managers of the Investment Manager:

Portfolio Manager	Fund
Anwiti Bahuguna, Ph.D.	Columbia Thermostat Fund

Joshua Kutin, CFA	Columbia Thermostat Fund

•	The following information is added to the table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Performance Benchmarks:

Portfolio Manager	Performance Benchmarks
Anwiti Bahuguna, Ph.D. (Columbia Thermostat Fund)

S&P 500® Index (primary equity benchmark), Bloomberg Barclays U.S. Aggregate Bond Index (primary debt benchmark) and the Blended Benchmark (an equally weighted custom composite of the Fund’s primary equity and debt benchmarks, established by the Investment Manager)

Joshua Kutin, CFA (Columbia Thermostat Fund)

S&P 500® Index (primary equity benchmark), Bloomberg Barclays U.S. Aggregate Bond Index (primary debt benchmark) and the Blended Benchmark (an equally weighted custom composite of the Fund’s primary equity and debt benchmarks, established by the Investment Manager)

•	The following information is added to table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment

Advisory Services —Other Accounts Managed by the Portfolio Managers as of December 31, 2017:

Portfolio Manager	Other SEC - registered open-end and closed- end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna, Ph.D.*	23	$70.14 billion	19	$2.85 billion	17	$98.20 million
Joshua Kutin, CFA**	21	$10.26 billion	7	$11.81 million	8	$36.82 million

* Dr. Bahuguna began serving as a co-portfolio manager of Columbia Thermostat Fund on May 24, 2018. Information provided is as of March 31, 2018.

** Mr. Kutin began serving as a co-portfolio manager of Columbia Thermostat Fund on May 24, 2018. Information provided is as of March 31, 2018.

•	The following information is added to the table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Portfolio Manager Ownership as of December 31, 2017:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned

Anwiti Bahuguna, Ph.D.*	—	—
Joshua Kutin, CFA**	—	—

* Dr. Bahuguna began serving as a co-portfolio manager of Columbia Thermostat Fund on May 24, 2018. Information provided is as of March 31, 2018.

** Mr. Kutin began serving as a co-portfolio manager of Columbia Thermostat Fund on May 24, 2018. Information provided is as of March 31, 2018.

2.	Effective immediately, the SAI is hereby amended by removing the table that appears under the heading About the Funds’ Investments — Permissible Investments — Permissible Fund Investments and replacing it in its entirety with the following:

Investment Type	Columbia Acorn Fund	Columbia Acorn USA	Columbia Acorn Select	Columbia Acorn International	Columbia Acorn International Select	Columbia Acorn European Fund	Columbia Acorn Emerging Markets Fund	Columbia Thermostat Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓	✓	✓	✓	✓
Collateralized Bond Obligations								✓
Commercial Paper								✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓	✓	✓	✓	✓	✓	✓
Debt Obligations								✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Options on Stocks, Stock Indices and Other Indices	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Columbia Acorn Fund	Columbia Acorn USA	Columbia Acorn Select	Columbia Acorn International	Columbia Acorn International Select	Columbia Acorn European Fund	Columbia Acorn Emerging Markets Fund	Columbia Thermostat Fund
Dollar Rolls								✓
Exchange-Traded Notes								✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Securities (including Depositary Receipts)	✓	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts								✓
High Yield Securities	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Inflation Protected Securities								✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓	✓	✓
Inverse Floaters								✓
Investments in other Investment Companies (including ETFs)	✓	✓	✓	✓	✓	✓	✓	✓
Listed Private Equity Funds								✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities								✓
Municipal Securities								✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓	✓
Partnership Securities	✓	✓	✓	✓	✓ *	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts	✓	✓	✓ **	✓	✓ *	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Short Sales***								✓
Sovereign Debt								✓
Standby Commitments								✓
Stripped Securities	✓	✓	✓	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations								✓
Warrants and Rights	✓	✓	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓
*	Columbia Acorn International Select may generally invest up to 20% of its total assets in real estate investment trusts (REITs) and master limited partnerships (MLPs).
**	Columbia Acorn Select may generally invest up to 20% of its total assets in REITs.
***	Certain Portfolio Funds in which Columbia Thermostat Fund invests may participate in short sales that are not “against the box.” Like the other Acorn Funds, Columbia Thermostat Fund’s direct participation in short sales is limited to short sales “against the box.” See About the Funds’ Investments—Short Sales and About the Funds’ Investments—Fundamental and Non-Fundamental Investment Policies.

SUP900_00_016_(06/18)